Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Aggregate Carrying Value of Long-Term Debt	The aggregate carrying value of long-term debt were as follows (in millions):

	December 31,
	2021	2020
Long-Term Debt
Surplus notes	$427	$461
FHLBI bank loans	67	72
Total long-term debt	$494	$533